Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
5.	Fair Value

The following fair value hierarchy tables present information about each major category of our financial assets measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement at September 30, 2018
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$14,940	$14,940	$—	$—

	Fair Value Measurement at December 31, 2017
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$55,245	$55,245	$—	$—

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Payments Due by Period
	Fair Value	Level 1	Level 2	Level 3
Assets
Money Market Funds	$55,245	$55,245	$—	$—

	Fair Value Measurement at December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Assets
Money Market Funds	$57,715	$57,715	$—	$—